Expense Example - Class A C Shares - Alger Global Focus Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	670	1,045	1,515	2,810	328	778	1,429	3,176